UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

 THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH
  31, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT
                    REQUEST WAS DENIED ON OCTOBER 27, 2008.

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     March  31,  2008
                                                          ----------------

Check here if Amendment [x];   Amendment Number:    1
                                                 -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [x] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:          Blenheim  Capital  Management,  L.L.C.
               ------------------------------------------
Address:       300  Connell  Drive,  Suite  5200
               ------------------------------------------
               Berkeley  Heights,  New  Jersey  07922
               ------------------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph  F.  Esposito
               ------------------------
Title:         Managing  Director
               ------------------------
Phone:         732-560-6246
               ------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito    Berkeley Heights, New Jersey    November 4, 2008
----------------------    ----------------------------    ----------------
[Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File  Number     Name

28-122205                   Summit  Global  Management,  Inc.
---------                   ---------------------------------


                                  CONFIDENTIAL
                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                            -----------
Form 13F Information Table Entry Total:               4
                                            -----------
Form 13F Information Table Value Total:         365,149
                                            -----------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ALCOA INC                      COMMON STOCK     013817101   294886 8177659 SH       SOLE             294886      0    0
ALUMINUM LTD SPONSORED         ADR              022205108     8277  406350 SH       SOLE               8277      0    0
ALUMINUM CORP CHINA LTD SPON   ADR              022276109    20080  496650 SH       SOLE              20080      0    0
CENTURY ALUM CO COM            COMMON STOCK     156431108    41906  632642 SH       SOLE              41906      0    0